Leases and Restricted Cash - Restricted Cash - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, project tenders, leasing arrangements, dry-docking expenditures and emergency repairs	$ 117.0	$ 111.5